Equity-settled share-based transactions - Schedule of details of the restricted share units outstanding PHCL 2021 Plan (Details) - Restricted share units	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted share units granted (in shares)	834,947	1,690,766	14,748,217
Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted share units granted (in shares)	821,111	1,636,011
Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted share units granted (in shares)	2,126	43,045
Third parties
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted share units granted (in shares)	11,710	11,710